Leases - Schedule of Other Supplemental Information Under Operating Lease (Details)	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average discount rate	8.00%	8.00%
Weighted average remaining lease term (years)	2 years 9 months 14 days	3 years 15 days